COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 claims	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments related to construction of headquarter, leasehold improvements and installation of machinery and equipment for hotel operations	214,403
Rental expenses	1,680,937	1,612,201	1,489,333
Significant outstanding contingencies	0